RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
Summary of financial instruments that Brookfield Renewable
Impact of a 5% change in the market price of electricity, on outstanding energy derivative contracts, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2020	2019	2018	2020	2019	2018
5% increase	$(13)	$(21)	$(16)	$(16)	$(12)	$(15)
5% decrease	14	8	6	16	12	15
(1)Amounts represent the potential annual net pretax impact.
Impact of a 5% change in U.S. dollar exchange rates, on outstanding foreign exchange swaps, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2020	2019	2018	2020	2019	2018
5% increase	$10	$49	$66	$73	$41	$64
5% decrease	(7)	(40)	(66)	(72)	(41)	(65)
(1)Amounts represent the potential annual net pretax impact.
Impact of a 1% change in interest rates, on outstanding interest rate swaps, variable-rate debt and tax equity, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2020	2019	2018	2020	2019	2018
1% increase	$37	$37	$27	$122	$69	$65
1% decrease	(38)	(38)	(22)	(129)	(69)	(68)
(1)Amounts represent the potential annual net pretax impact.
The maximum credit exposure at December 31 was as follows:

(MILLIONS)	2020	2019
Trade receivables and other short-term receivables	$792	$785
Financial instrument assets(1)	139	153
Due from related parties	56	60
Contract asset(1)	455	473
	$1,442	$1,471
(1)Includes both the current and long-term amounts.

Summary to classifies the cash obligations related to Brookfield Renewables liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date
The table below classifies the cash obligations related to Brookfield Renewable’s liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date. As the amounts are the contractual undiscounted cash flows (gross of unamortized financing fees and accumulated amortization, where applicable), they may not agree with the amounts disclosed in the consolidated statements of financial position.

AS AT DECEMBER 31, 2020 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$625	$—	$—	$625
Financial instrument liabilities(1)(2)	283	513	155	951
Due to related parties	506	11	—	517
Other long-term liabilities – concession payments	1	5	12	18
Lease liabilities(1)	33	112	294	439
Corporate borrowings(1)	3	314	1,826	2,143
Non-recourse borrowings(1)	1,141	5,214	9,651	16,006
Interest payable on borrowings(3)	824	2,682	2,827	6,333
Total	$3,416	$8,851	$14,765	$27,032

AS AT DECEMBER 31, 2019 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$768	$—	$—	$768
Financial instrument liabilities(1)(2)	246	331	149	726
Due to related parties	139	7	—	146
Other long-term liabilities – concession payments	1	6	15	22
Lease liabilities(1)	34	115	337	486
Corporate borrowings(1)	—	607	1,500	2,107
Non-recourse borrowings(1)	1,133	4,878	9,216	15,227
Interest payable on borrowings(3)	751	2,887	2,940	6,578
Total	$3,072	$8,831	$14,157	$26,060
(1)Includes both the current and long-term amounts.
(2)Includes tax equity liabilities that will be partially settled by the delivery of non-cash tax attributes.
(3)Represents aggregate interest payable expected to be paid over the entire term of the obligations, if held to maturity. Variable rate interest payments have been calculated based on estimated interest rates.

Summary of Brookfield Renewables assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy
The following table presents Brookfield Renewable’s assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy as at December 31:

(MILLIONS)	Level 1	Level 2	Level 3	2020	2019
Assets measured at fair value:
Cash and cash equivalents	$431	$—	$—	$431	$352
Restricted cash(1)	283	—	—	283	293
Financial instrument assets(2)
Energy derivative contracts	—	62	73	135	141
Foreign exchange swaps	—	4	—	4	12
Investments in equity securities(3)	—	81	94	175	160
Property, plant and equipment	—	—	44,590	44,590	41,055
Liabilities measured at fair value:
Financial instrument liabilities(2)
Energy derivative contracts	—	(33)	—	(33)	(8)
Interest rate swaps	—	(422)	—	(422)	(265)
Foreign exchange swaps	—	(94)	—	(94)	(41)
Tax equity	—	—	(402)	(402)	(412)
Contingent consideration(4)	—	—	(1)	(1)	(11)
Liabilities for which fair value is disclosed:
Corporate borrowings	(2,445)	(3)	—	(2,448)	(2,204)
Non-recourse borrowings	(2,478)	(15,513)	—	(17,991)	(16,060)
Total	$(4,209)	$(15,918)	$44,354	$24,227	$23,012
(1)Includes both the current amount and long-term amount included in Other long-term assets.
(2)Includes both current and long-term amounts.
(3)Excludes $155 million of investments in debt securities that are measured at amortized cost.
(4)Amount relates to business combinations with obligations lapsing in 2022.

Summary of Brookfield Renewables net financial instrument positions
The aggregate amount of Brookfield Renewable’s net financial instrument positions as at December 31 are as follows:

		2020		2019
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
Energy derivative contracts	$135	$33	$102	$133
Interest rate swaps	—	422	(422)	(265)
Foreign exchange swaps	4	94	(90)	(29)
Investments in debt and equity securities	330	—	330	160
Tax equity	—	402	(402)	(412)
Total	469	951	(482)	(413)
Less: current portion	62	283	(221)	(158)
Long-term portion	$407	$668	$(261)	$(255)

Summary of Brookfield Renewables total net financial instrument asset
The following table presents the change in Brookfield Renewable’s total net financial instrument asset position as at and for the year ended December 31:

(MILLIONS)	Note	2020	2019
Balance, beginning of year		$(413)	$(426)
Increases (decreases) in the net financial instrument liability position:
Unrealized (loss) gain through income on tax equity	(a)	(12)	26
Unrealized (loss) gain through OCI on investments in equity securities	(b)	(1)	35
Unrealized (loss) through income on energy derivative contracts	(c)	(28)	1
Unrealized (loss) through OCI on energy derivative contracts	(c)	(4)	25
Unrealized gain (loss) through income on interest rate swaps	(d)	(28)	(51)
Unrealized gain (loss) through OCI on interest rate swaps	(d)	(57)	(36)
Unrealized gain (loss) through income on foreign exchange swaps	(e)	126	4
Unrealized gain (loss) through OCI on foreign exchange swaps	(e)	(40)	14
Acquisitions, settlements and other		(25)	(5)
Balance, end of year		$(482)	$(413)

Financial instrument liabilities designated at fair value through profit and loss
Tax equity	(a)	$(402)	$(412)

Financial instrument assets designated at fair value through OCI
Investments in equity securities	(b)	$175	$160

Financial instrument assets designated at amortized cost
Investments in debt securities	(b)	$155	$—

Derivative assets not designated as hedging instruments:
Energy derivative contracts	(c)	$78	$84
Foreign exchange swaps	(e)	4	12
		$82	$96

Derivative assets designated as hedging instruments:
Energy derivative contracts	(c)	$57	$57
		$57	$57

Derivative liabilities not designated as hedging instruments:
Energy derivative contracts	(c)	$(32)	$(8)
Interest rate swaps	(d)	(183)	(200)
Foreign exchange swaps	(e)	(23)	(18)
		$(238)	$(226)

Derivative liabilities designated as hedging instruments:
Energy derivative contracts	(c)	$(1)	$—
Interest rate swaps	(d)	(239)	(65)
Foreign exchange swaps	(e)	(71)	(23)
		$(311)	$(88)

Total financial instruments, net		$(482)	$(413)

Summary of derivative contracts designated as hedging instruments
The following table summarizes the energy derivative contracts designated as hedging instruments:

Energy derivative contracts	December 31, 2020	December 31, 2019
Carrying amount (asset/(liability))	56	57
Notional amount – millions of U.S. dollars	376	328
Notional amount – GWh	11,478	10,010
Weighted average hedged rate for the year ($/MWh)	33	33
Maturity dates	2021 - 2027	2020 - 2027
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	17	21
Change in value of hedged item used to determine hedge effectiveness	(19)	(22)
The following table summarizes the interest rate hedges designated as hedging instruments:

Interest rate hedges	December 31, 2020	December 31, 2019
Carrying amount (asset/(liability))	(239)	(65)
Notional amount – $	546	566
Notional amount – C$(1)	342	334
Notional amount – €(1)	1,279	349
Notional amount – COP(1)	619	227
Maturity dates	2021 - 2039	2021 - 2039
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	(56)	(28)
Change in value of hedged item used to determine hedge effectiveness	59	33
(1)Notional amounts of foreign currency denominated interest rate hedges are presented at the U.S. dollar equivalent value based on the December 31, 2020 foreign currency spot rate.
The following table summarizes the foreign exchange swaps designated as hedging instruments:

Foreign exchange swaps	December 31, 2020	December 31, 2019
Carrying amount (asset/(liability))	(71)	(23)
Notional amount for hedges of the Canadian dollar(1)	—	72
Notional amount for hedges of the euro(1)	412	380
Notional amount for hedges of the British pounds sterling(1)	212	170
Notional amount for hedges of the Chinese yuan(1)	294	195
Notional amount for hedges of the Indian rupee(1)	230	47
Notional amount for hedges of the Brazilian real(1)	73	—
Notional amount for hedges of other currencies(1)	30	54
Maturity date	2021 - 2022	2020 - 2022
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year:
C$/$ foreign exchange forward contracts	—	1.30
€/$ foreign exchange forward contracts	0.87	0.87
£/$ foreign exchange forward contracts	0.81	0.82
CNY/$ foreign exchange forward contracts	7.14	7.22
INR/$ foreign exchange forward contracts	76.39	74.48
BRL/$ foreign exchange forward contracts	5.38	—
(1)Notional amounts expressed in millions of U.S. dollars
The following table presents a reconciliation of the limited partners’ equity reserves impacted by financial instruments:

(MILLIONS)	Cash flow hedges	Investments in equity securities	Foreign currency translation
Balance, as at December 31, 2018	$(34)	$4	$(652)
Effective portion of changes in fair value arising from:
Interest rate swaps	(1)	—	—
Amount reclassified to profit or loss	2	—	—
Foreign currency revaluation of designated borrowings	—	—	(49)
Foreign currency revaluation of net foreign operations	—	—	14
Valuation of investments in equity securities designated FVOCI	—	19	—
Tax effect	—	—	—
Other	1	(11)	(13)
Balance, as at December 31, 2019	$(32)	$12	$(700)
Effective portion of changes in fair value arising from:
Energy derivative contracts	1	—	—
Interest rate swaps	(3)	—	—
Foreign exchange swaps	—	—	(6)
Amount reclassified to profit or loss	(7)	—	—
Foreign currency revaluation of designated borrowings	—	—	(34)
Foreign currency revaluation of net foreign operations	—	—	(208)
Valuation of investments in equity securities designated FVOCI	—	4	—
Tax effect	3	1	(1)
Special distribution/TERP acquisition	1	(13)	280
Other	(2)	(1)	(51)
Balance, as at December 31, 2020	$(39)	$3	$(720)